Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 5,057	€ 1,067	€ 1,878
Sale of one third of BT shares			(570)
Impairment on BT shares before hedge of FX risk			(325)
Changes in fair value			20
Other movements			64
Financial assets at end of period	6,001	5,057	1,067
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	254
Financial assets at end of period	277	254
Financial assets at fair value through other comprehensive income, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	254
Financial assets at end of period	277	254
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	4,041
Financial assets at end of period	4,953	4,041
Financial assets at fair value through profit or loss, category [member] | Investments securities [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	805	1,005
Sale of one third of BT shares	(659)	(53)
Changes in fair value	17	(101)
Other movements	(29)	(46)
Financial assets at end of period	€ 133	€ 805	€ 1,005